Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Gain on marketable securities (net), dividends and interest, held in Trust Account	$—	$—

Net Earnings allocable to Redeemable Class A Ordinary Shares	$—	$—
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A	69,000,000	69,000,000

Basic and diluted net earnings per share, Redeemable Class A	$0.00	$0.00

Non-Redeemable Class B and Class C Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net loss	$(7,883,116)	$(13,635,235)
Less: Net Earnings allocable to Redeemable Class A Ordinary Shares	—	—

Net Loss attributable to Non-Redeemable Class B and Class C Ordinary Shares	$(7,883,116)	$(13,635,235)
Denominator: Weighted Average Non-Redeemable Class B and Class C Ordinary Shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B and Class C	29,571,430	29,571,430

Basic and diluted net loss per share, Non-Redeemable Class B and Class C	$(0.27)	$(0.46)